Adv Inv | Spartan Inflation-Protected Bond Index Fund
Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
May 9, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None